Segment Information - Analysis of the Group Revenue from Major Products and Services (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2016
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 3,000,000	$ 11,546,971
Out-licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 3,000,000	10,250,000
Others
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		$ 1,296,971